Financial risk management (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Amortised cost | Trade and other payables
Disclosure of financial assets [line items]
Carrying amount of liabilities under IAS 39	$ 295,679	$ 293,415
Carrying amount of liabilities under IFRS 9			$ 275,192
FVTPL | Financial assets - non-current
Disclosure of financial assets [line items]
Carrying amount of assets under IAS 39	21,715	17,459
Carrying amount of assets under IFRS 9			6,307
FVTPL | Financial assets - current
Disclosure of financial assets [line items]
Carrying amount of assets under IAS 39	46,162	73,052
Carrying amount of assets under IFRS 9			130,290
FVTPL | Cash equivalents
Disclosure of financial assets [line items]
Carrying amount of assets under IAS 39	669,147	997,092
Carrying amount of assets under IFRS 9			858,291
FVTOCI | Financial assets - non-current
Disclosure of financial assets [line items]
Carrying amount of assets under IAS 39	17,443	35,710
Amortised costs | Research and development incentive receivables - non-current member
Disclosure of financial assets [line items]
Carrying amount of assets under IAS 39	47,488	32,707
Carrying amount of assets under IFRS 9			20,626
Amortised costs | Noncurrent restricted cash
Disclosure of financial assets [line items]
Carrying amount of assets under IAS 39	1,736	1,707
Carrying amount of assets under IFRS 9			1,509
Amortised costs | Trade and other receivables
Disclosure of financial assets [line items]
Carrying amount of assets under IAS 39	275,697	38,221
Carrying amount of assets under IFRS 9			6,978
Amortised costs | Financial assets - current
Disclosure of financial assets [line items]
Carrying amount of assets under IAS 39	1,345,646	929,000
Carrying amount of assets under IFRS 9			649,359
Amortised costs | Research and development incentive receivables - current
Disclosure of financial assets [line items]
Carrying amount of assets under IAS 39	1,578
Carrying amount of assets under IFRS 9			463
Amortised costs | Cash and cash equivalents
Disclosure of financial assets [line items]
Carrying amount of assets under IAS 39	77,477	242,494
Carrying amount of assets under IFRS 9			297,156
Amortised costs | Cash equivalents
Disclosure of financial assets [line items]
Carrying amount of assets under IAS 39	$ 54,116	$ 95,090
Carrying amount of assets under IFRS 9			$ 61,356